Cover	Aug. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2021
Entity File Number	001-38420
Entity Registrant Name	VIRTRA, INC.
Entity Central Index Key	0001085243
Entity Tax Identification Number	93-1207631
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7970 S. Kyrene Rd.
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85284
City Area Code	(480)
Local Phone Number	968-1488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	VTSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable